Earnings Per Share - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share Basic And Diluted [Line Items]
Shares included in dilutive weighted average share amounts related to equity units				1,300,000
Number of shares outstanding increased due to the settlement of the remaining equity units	5,800,000
Potentially dilutive shares		0	0	400,000